CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Jun. 08, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS [Abstract]
Preferred stock, par value per share	$ 0.001	$ 0.001		$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000		10,000,000
Preferred stock, shares issued	0	0		0
Common stock, par value per share	$ 0.001	$ 0.001		$ 0.001
Common stock, shares authorized	200,000,000	200,000,000		200,000,000
Common stock, shares issued	37,199,040	37,040,040		36,000,000
Common stock, shares outstanding	37,199,040	37,040,040	36,697,040	36,000,000